Reportable Segment Information (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 store	Dec. 31, 2012 store	Dec. 31, 2011 store
Reportable Segment Information (Textual) [Abstract]
Number of reportable operating segments	4
Aggregate total of long lived assets	$ 3,223,790	$ 3,085,499	$ 2,967,660
Identifiable assets	6,382,507	6,234,737	5,229,252
Export sales and sales to individual customer	less than 10 percent of consolidated sales to unaffiliated customers
Paint Stores Group [Member]
Reportable Segment Information (Textual) [Abstract]
Number of company-operated stores	3,908
New stores opened	392
Number of net new stores	388	70	60
Paint Stores Group [Member] | United States of America [Member]
Reportable Segment Information (Textual) [Abstract]
New stores opened	301
Number of stores closed	4
Paint Stores Group [Member] | Canada [Member]
Reportable Segment Information (Textual) [Abstract]
New stores opened	86
Paint Stores Group [Member] | Puerto Rico [Member]
Reportable Segment Information (Textual) [Abstract]
New stores opened	2
Paint Stores Group [Member] | Trinidad [Member]
Reportable Segment Information (Textual) [Abstract]
New stores opened	2
Paint Stores Group [Member] | Jamaica
Reportable Segment Information (Textual) [Abstract]
New stores opened	1
Consumer Group [Member]
Reportable Segment Information (Textual) [Abstract]
Percent of sales of one group Including Inter segment transfers represented Products sold through other stores group	64.00%
Global Finishes Group [Member]
Reportable Segment Information (Textual) [Abstract]
Number of company-operated stores	300
New stores opened	2
Number of stores closed	4
Decrease in branches	(2)
Number of subsidiaries in foreign countries	34
Income from licensing agreements in number of foreign countries	16
Global Finishes Group [Member] | United States of America [Member]
Reportable Segment Information (Textual) [Abstract]
New stores opened	1
Number of stores closed	2
Global Finishes Group [Member] | Canada [Member]
Reportable Segment Information (Textual) [Abstract]
New stores opened	1
Number of stores closed	2
Latin America Coatings Group [Member]
Reportable Segment Information (Textual) [Abstract]
Number of company-operated stores	282
New stores opened	14
Number of stores closed	8
Decrease in branches	6
Number of subsidiaries in foreign countries	9
Income from licensing agreements in number of foreign countries	7
Number of foreign Joint ventures	4
Latin America Coatings Group [Member] | South America [Member]
Reportable Segment Information (Textual) [Abstract]
New stores opened	12
Number of stores closed	7
Latin America Coatings Group [Member] | Mexico [Member]
Reportable Segment Information (Textual) [Abstract]
New stores opened	2
Number of stores closed	1
Foreign Subsidiaries [Member]
Reportable Segment Information (Textual) [Abstract]
Net external sales	2,129,626	2,049,814	1,982,859
Segment profit	106,166	158,377	122,436
Long-lived assets	627,702	718,409	650,681
Consolidated foreign subsidiaries assets	$ 1,625,422	$ 1,598,996	$ 1,443,034
Percent of assets of consolidated foreign subsidiaries to Company's assets	25.50%	25.60%	27.60%